UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$1,114,232,075
Cash	164,127
Collateral for securities loaned	74,239,312
Dividends and interest receivable	1,499,592
Subscriptions receivable	1,567,345
Receivable for investments sold	676,444

Total assets	1,192,378,895

LIABILITIES:
Due to investment adviser	724,663
Payable upon return of securities loaned	74,239,312
Redemptions payable	4,577,991
Payable for investments purchased	2,243,477

Total liabilities	81,785,443

NET ASSETS	$1,110,593,452

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$5,169,861
Additional paid-in capital	811,332,587
Net unrealized appreciation on investments	248,847,984
Undistributed net investment income	379,129
Accumulated net realized gain on investments	44,863,891

NET ASSETS	$1,110,593,452

NET ASSET VALUE PER OUTSTANDING SHARE	$21.48
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	400,000,000
Outstanding	51,698,607

(1) Cost of investments in securities:	$865,384,091
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$1,761,112
Income from securities lending	128,587
Dividends	11,686,007
Foreign withholding tax	(65,186)

Total income	13,510,520

EXPENSES:
Audit fees	7,561
Bank and custodial fees	14,372
Investment administration	66,768
Management fees	4,258,692
Other expenses	14,408

Net expenses	4,361,801

NET INVESTMENT INCOME	9,148,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	35,320,984
Change in net unrealized appreciation on investments	38,946,526

Net realized and unrealized gain on investments	74,267,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,416,229
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$9,148,719	$15,522,114
Net realized gain on investments	35,320,984	49,545,788
Change in net unrealized appreciation on investments	38,946,526	100,712,609

Net increase in net assets resulting from operations	83,416,229	165,780,511

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,782,151)	(15,504,189)
From net realized gains	0	(43,258,550)

Total distributions	(8,782,151)	(58,762,739)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	224,301,179	422,401,428
Reinvestment of distributions	8,782,151	58,762,739
Redemptions of shares	(234,666,838)	(376,024,509)

Net increase (decrease) in net assets resulting from share transactions	(1,583,508)	105,139,658

Total increase in net assets	73,050,570	212,157,430

NET ASSETS:
Beginning of period	1,037,542,882	825,385,452

End of period (1)	$1,110,593,452	$1,037,542,882
	0	0
OTHER INFORMATION:
SHARES:
Sold	10,772,311	22,183,759
Issued in reinvestment of distributions	409,806	2,986,639
Redeemed	(11,255,701)	(19,640,739)

Net increase (decrease)	(73,584)	5,529,659

(1) Including undistributed net investment income	$379,129	$12,561
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$20.04		$17.85	$18.58	$16.90	$13.67	$16.10
Income from Investment Operations
Net investment income	0.18		0.31	0.29	0.28	0.23	0.12
Net realized and unrealized gain (loss)	1.43		3.06	0.47	2.23	3.25	(2.33)

Total Income (Loss) From
Investment Operations	1.61		3.37	0.76	2.51	3.48	(2.21)

Less Distributions
From net investment income	(0.17)		(0.31)	(0.29)	(0.28)	(0.23)	(0.12)
From net realized gains	0.00		(0.87)	(1.20)	(0.55)	(0.02)	(0.10)

Total Distributions	(0.17)		(1.18)	(1.49)	(0.83)	(0.25)	(0.22)

Net Asset Value, End of Period	$21.48		$20.04	$17.85	$18.58	$16.90	$13.67

Total Return	8.04%	w	19.11%	4.13%	15.03%	25.64%	(13.06%)

Net Assets, End of Period ($000)	$1,110,593		$1,037,543	$825,385	$760,516	$688,730	$431,981

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.81%	*	0.82%	0.82%	0.82%	0.83%	0.85%
- After Reimbursement #	0.81%	*	0.82%	0.82%	0.82%	0.83%	0.85%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	1.71%	*	1.65%	1.60%	1.58%	1.76%	1.73%
- After Reimbursement #	1.71%	*	1.65%	1.60%	1.58%	1.76%	1.73%
Portfolio Turnover Rate	12.44%	w	23.38%	26.68%	27.94%	20.76%	18.41%
#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AUTOMOBILES --- 0.15%
1,324,000 Ford Motor Co	1,658,310
Convertible
4.250% December 15, 2036
$1,658,310

TOTAL BONDS --- 0.15%	$1,658,310
(Cost 1,324,000)

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.52%
170,300 Honeywell International Inc	9,584,484
136,300 Raytheon Co	7,345,207

$16,929,691

AGRICULTURE --- 0.26%
87,500 Archer-Daniels-Midland Co	2,895,375
$2,895,375

AIR FREIGHT --- 0.24%
36,100 United Parcel Service Inc Class B	2,635,300
$2,635,300

AIRLINES --- 0.29%
220,300 Southwest Airlines Co ^^	3,284,673
$3,284,673

AUTOMOBILES --- 0.27%
317,200 Ford Motor Co ^^	2,988,024
$2,988,024

BANKS --- 3.55%
270,600 Fifth Third Bancorp	10,761,762
153,100 National City Corp ^^	5,101,292
96,400 SunTrust Banks Inc	8,265,336
349,000 US Bancorp	11,499,550
112,600 Wells Fargo & Co	3,960,142
$39,588,082

BIOTECHNOLOGY --- 0.86%
174,000 Amgen Inc*	9,620,460

$9,620,460

BROADCAST/MEDIA --- 0.73%	0.73%
240,000 CBS Corp	7,996,800
20,796 Citadel Broadcasting Co	134,134
$8,130,934

BUILDING MATERIALS --- 1.74%
301,500 Masco Corp ^^	8,583,705
44,400 USG Corp ^^*	2,177,376
74,900 Vulcan Materials Co	8,579,046
$19,340,127

CHEMICALS --- 1.79%
47,752 Chemtura Corp	530,525
201,000 EI du Pont de Nemours & Co	10,218,840
175,600 International Flavors & Fragrances Inc	9,155,784
$19,905,149

COMMUNICATIONS – EQUIPMENT --- 0.50%
314,500 Motorola Inc	5,566,650
$5,566,650

COMPUTER HARDWARE & SYSTEMS --- 1.28%
339,000 Dell Inc*	9,678,450
43,500 International Business Machines Corp	4,578,375
$14,256,825

COMPUTER SOFTWARE & SERVICES --- 2.28%
604,000 Microsoft Corp	17,799,880
281,600 Yahoo! Inc*	7,639,808
$25,439,688

CONGLOMERATES --- 4.47%
185,900 3M Co	16,134,261
879,800 General Electric Co	33,678,742
$49,813,003

COSMETICS & PERSONAL CARE --- 0.72%
219,500 Avon Products Inc	8,066,625
$8,066,625

DISTRIBUTORS --- 0.77%
118,950 Genuine Parts Co	5,899,920
80,600 SYSCO Corp	2,658,994
$8,558,914

ELECTRIC COMPANIES --- 3.25%
32,400 Ameren Corp	1,587,924
97,100 Entergy Corp	10,423,685
101,710 FirstEnergy Corp	6,583,688
79,800 Pinnacle West Capital Corp ^^	3,180,030
149,900 Progress Energy Inc ^^	6,833,941
112,200 TECO Energy Inc ^^	1,927,596
278,400 Xcel Energy Inc	5,698,848
$36,235,712

ELECTRONIC INSTRUMENTS & EQUIP --- 1.12%
103,922 Cooper Industries Inc	5,932,907
128,000 Sony Corp sponsored ADR	6,575,360
$12,508,267

ELECTRONICS – SEMICONDUCTOR --- 1.58%
226,200 Analog Devices Inc	8,514,168
185,900 Applied Materials Inc	3,693,833
228,800 Intel Corp	5,436,288
$17,644,289

FINANCIAL SERVICES --- 6.34%
224,133 Citigroup Inc	11,495,782
109,500 Countrywide Financial Corp	3,980,325
85,700 Fannie Mae (nonvtg)	5,598,781
508,805 JPMorgan Chase & Co	24,651,602
43,500 Legg Mason Inc	4,279,530
267,200 Mellon Financial Corp	11,756,800
129,400 State Street Corp	8,850,960
$70,613,780

FOOD & BEVERAGES --- 4.68%
219,200 Anheuser-Busch Co Inc	11,433,472
44,000 Brown-Forman Corp ^^	3,215,520
120,800 Campbell Soup Co	4,688,248
217,200 Coca-Cola Co	11,361,732
152,100 General Mills Inc	8,885,682

37,000 Hershey Co	1,872,940
187,600 Kraft Foods Inc	6,612,900
107,600 McCormick & Co Inc	4,108,168
$52,178,662

GOLD, METALS & MINING --- 0.70%
192,300 Alcoa Inc	7,793,919
$7,793,919

HOMEBUILDING --- 0.32%
180,600 DR Horton Inc	3,599,358
$3,599,358

HOUSEHOLD GOODS --- 3.92%
194,200 Colgate-Palmolive Co	12,593,870
104,000 Fortune Brands Inc	8,566,480
94,200 Kimberly-Clark Corp	6,301,038
326,100 Newell Rubbermaid Inc	9,597,123
108,000 Procter & Gamble Co	6,608,520
$43,667,031

INSURANCE RELATED --- 5.89%
184,900 American International Group Inc	12,948,547
82,000 Chubb Corp	4,439,480
76,700 Genworth Financial Inc	2,638,480
141,827 Lincoln National Corp ^^	10,062,626
501,600 Marsh & McLennan Cos Inc	15,489,408
215,500 Progressive Corp	5,156,915

162,395 Travelers Cos Inc	8,688,133
237,700 Unum Group	6,206,347
$65,629,936

INVESTMENT BANK/BROKERAGE FIRM --- 0.94%
508,800 Charles Schwab Corp	10,440,576
$10,440,576

LEISURE & ENTERTAINMENT --- 3.39%
314,700 Mattel Inc	7,958,763
655,700 Time Warner Inc	13,795,928
161,800 Viacom Inc Class B *	6,735,734
270,800 Walt Disney Co	9,245,112
$37,735,537

MACHINERY --- 1.71%
151,900 Illinois Tool Works Inc	8,231,461
118,100 Ingersoll-Rand Co	6,474,242
95,000 Pall Corp ^^	4,369,050
$19,074,753

MEDICAL PRODUCTS --- 1.00%	r1.00%
130,800 Baxter International Inc	7,369,272
242,900 Boston Scientific Corp*	3,726,086
$11,095,358

OFFICE EQUIPMENT & SUPPLIES --- 0.77%
128,500 Avery Dennison Corp	8,542,680

$8,542,680

OIL & GAS --- 11.09%
164,100 Anadarko Petroleum Corp	8,531,559
153,100 BJ Services Co	4,354,164
120,722 BP PLC sponsored ADR	8,708,885
269,644 Chevron Corp	22,714,811
264,696 Exxon Mobil Corp	22,202,700
216,300 Hess Corp	12,753,048
146,600 Murphy Oil Corp	8,713,904
216,500 Royal Dutch Shell PLC	17,579,800
109,400 Schlumberger Ltd	9,292,436
155,600 Spectra Energy Corp	4,039,376
16,300 Statoil ASA	507,220
133,400 Statoil ASA sponsored ADR ^^	4,136,734
$123,534,637

PAPER & FOREST PRODUCTS --- 2.01%
432,283 International Paper Co	16,880,651
155,000 MeadWestvaco Corp	5,474,600
$22,355,251

PERSONAL LOANS --- 0.16%
22,300 Capital One Financial Corp	1,749,212
$1,749,212

PHARMACEUTICALS --- 7.41%
132,100 Abbott Laboratories	7,073,955

292,300 Bristol-Myers Squibb Co	9,224,988
251,600 Eli Lilly & Co	14,059,408
184,000 Johnson & Johnson	11,338,080
336,100 Merck & Co Inc	16,737,780
485,800 Pfizer Inc	12,421,906
204,800 Wyeth	11,743,232
$82,599,349

PHOTOGRAPHY/IMAGING --- 0.70%
279,100 Eastman Kodak Co ^^	7,767,353
$7,767,353

POLLUTION CONTROL --- 0.59%
167,630 Waste Management Inc	6,545,952
$6,545,952

PRINTING & PUBLISHING --- 3.04%
186,100 Dow Jones & Co Inc ^^	10,691,445
160,700 Gannett Co Inc	8,830,465
373,900 New York Times Co ^^	9,497,060
166,829 Tribune Co	4,904,773
$33,923,743

RAILROADS --- 1.23%
48,700 Norfolk Southern Corp	2,560,159
97,050 Union Pacific Corp	11,175,308
$13,735,467

RETAIL --- 2.48%
163,700 Bed Bath & Beyond Inc*	5,891,563
109,000 Gap Inc	2,081,900
253,800 Home Depot Inc	9,987,030
200,400 Wal-Mart Stores Inc	9,641,244
$27,601,737

SPECIALIZED SERVICES --- 1.09%
76,600 Computer Sciences Corp*	4,530,890
328,100 H&R Block Inc	7,667,697
$12,198,587

TELEPHONE & TELECOMMUNICATIONS --- 6.26%
111,700 ALLTEL Corp	7,545,335
517,770 AT&T Inc	21,487,455
334,700 Nokia OYJ sponsored ADR	9,408,417
1,078,500 Qwest Communications International Inc ^^*	10,461,450
412,400 Sprint Nextel Corp	8,540,804
246,286 Verizon Communications	10,139,595
143,922 Windstream Corp ^^	2,124,289
$69,707,345

TOBACCO --- 0.42%
87,800 UST Inc ^^	4,715,738
$4,715,738

UTILITIES --- 1.32%
311,200 Duke Energy Corp	5,694,960

434,800 NiSource Inc	9,004,708
$14,699,668

TOTAL COMMON STOCK --- 94.68%	$1,054,913,417
(Cost $806,399,743)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

2,400,000 Fannie Mae	2,396,948
5.160% July 9, 2007
1,000,000 Federal Home Loan Bank	999,577
5.150% July 3, 2007
2,648,000 Federal Home Loan Bank	2,645,733
5.210% July 6, 2007
26,632,000 Federal Home Loan Bank	26,624,896
4.870% July 2, 2007
25,000,000 International Bank for Reconstruction & Development	24,993,194
4.970% July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 5.17%	$57,660,348
(Cost $57,660,348)

TOTAL MAXIM T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%	$1,114,232,075
(Cost $865,384,091)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35% - 5.42%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $127,403,851 and $134,803,775, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $869,308,436. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $258,076,978 and gross depreciation of securities in which there was an excess of tax cost over value of $13,153,339 resulting in net appreciation of $244,923,639.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $73,736,977 and received collateral of $74,239,312 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007